Accounts Receivable - Schedule of Accounts Receivable (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 4,280,268	$ 545,953	$ 2,886,330
Provision of credit losses	(71,113)	(9,071)	(330,037)
Total Accounts receivable	$ 4,209,155	$ 536,882	$ 2,556,293